Financial liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
18 Financial liabilities

	December 31, 2018				December 31, 2017
(€ million)	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
Banks	383	768	2,710	3,861	201	801	3,200	4,202
Ordinary bonds		2,781	16,923	19,704		1,445	16,520	17,965
Convertible bonds			390	390			387	387
Commercial papers	915			915	1,664			1,664
Other financial institutions	884	52	59	995	377	40	72	489
	2,182	3,601	20,082	25,865	2,242	2,286	20,179	24,707

Financial liabilities included an increase
of
€1,158
million driven by: (i) new issuances net of repayments made of
€
320
million; (ii) currency translation differences relating to companies having debt denominated in currency other than the functional currency for €
314
million (iii) the de-recognition of Eni Norge AS cash and cash equivalents for €
494
million due to the loss of control on the former subsidiary, which were deposited at the Group’s financial companies.
Commercial papers were issued by the Group’s financial subsidiaries.
The following table reflects long-term debt and current portion of long-term debt as of December 31, 2018 by maturity:
	Long-term debt
(€ million)	2020	2021	2022	2023	After	Total
Banks	556	345	393	829	587	2,710
Ordinary bonds	2,391	921	698	1,858	11,055	16,923
Convertible bonds			390			390
Other financial institutions	9	10	9	11	20	59
	2,956	1,276	1,490	2,698	11,662	20,082

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the maintenance of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. In addition, Eni entered into long and medium-term facilities subject to the maintenance of certain financial ratios based on the Consolidated Financial Statements of Eni with Citibank Europe Plc, whose non-compliance allows the bank to request an early repayment. At December 31, 2018, debts subjected to restrictive covenants amounted to €1,337 million (€1,664 million at December 31, 2017). Eni was in compliance with those covenants.
Ordinary bonds consisted of bonds issued within the Euro Medium Term Notes Program for a total of €
16,904
million and other bonds for a total of  €
2,800
million.
The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2018:
		Discount on bond issue and			Maturity		Rate %
(€ million)	Amount	accrued expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,500	17	1,517	EUR		2019		4.125
Eni SpA	1,200	16	1,216	EUR		2025		3.750
Eni SpA	1,000	38	1,038	EUR		2020		4.250
Eni SpA	1,000	27	1,027	EUR		2029		3.625
Eni SpA	1,000	19	1,019	EUR		2020		4.000
Eni SpA	1,000	9	1,009	EUR		2023		3.250
Eni SpA	1,000	8	1,008	EUR		2026		1.500
Eni SpA	900	(5)	895	EUR		2024		0.625
Eni SpA	800	2	802	EUR		2021		2.625
Eni SpA	800	(1)	799	EUR		2028		1.625
Eni SpA	750	14	764	EUR		2019		3.750
Eni SpA	750	8	758	EUR		2024		1.750
Eni SpA	750	5	755	EUR		2027		1.500
Eni SpA	700	1	701	EUR		2022		0.750
Eni SpA	650	2	652	EUR		2025		1.000
Eni SpA	600	(5)	595	EUR		2028		1.125
Eni Finance International SA	335	15	350	GBP	2019	2021	4.750	5.000
Eni Finance International SA	295	4	299	EUR	2028	2043	3.875	5.441
Eni Finance International SA	167		167	YEN	2019	2037	1.955	2.810
Eni Finance International SA	1,528	5	1,533	USD	2026	2027		variable
	16,725	179	16,904
Other bonds
Eni SpA	873	2	875	USD		2023		4.000
Eni SpA	873	1	874	USD		2028		4.750
Eni SpA	393	4	397	USD		2020		4.150
Eni SpA	305	1	306	USD		2040		5.700
Eni USA Inc	349	(1)	348	USD		2027		7.300
	2,793	7	2,800
	19,518	186	19,704

As of December 31, 2018, ordinary bonds maturing within
18 months
amounted to €
4,596
million. During 2018, new bonds issued amounted to €
2,844
million.
The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2018:
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Eni SpA	400	(10)	390	EUR	2022	0.000

The non-dilutive equity-linked bond issued provides for by a redemption value linked to the market price of Eni’s shares. The bondholders have “conversion” rights at certain times and/or in the presence of certain events, while the bonds will be cash-settled. Accordingly, to hedge its exposure, Eni purchased cash-settled call options relating to Eni shares that will be settled on a net cash basis. The convertible bond is measured at amortized cost. The conversion option, embedded in the financial instrument issued, and the call option on Eni’s shares acquired are valued at fair value with effects recognized through profit and loss.
Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €
16.7
billion were drawn as of December 31, 2018.
The following table provides a breakdown by currency of long-term debt, its current portion and the related weighted average interest rates:

	December 31, 2018				December 31, 2017
	Short term debt (€ million)	Average rate (%)	Long term debt and current portion of long term debt (€ million)	Average rate (%)	Short term debt (€ million)	Average rate (%)	Long term debt and current portion of long term debt (€ million)	Average rate (%)
Euro	680	1.9	18,635	2.3	904	0.5	20,094	2.4
U.S. dollar	1,007	2.5	4,530	4.3	1,329	1.8	1,694	4.8
Other currencies	495	1.0	518	4.2	9	(0.7)	677	4.7
	2,182		23,683		2,242		22,465

As of December 31, 2018, Eni retained undrawn uncommitted borrowing facilities amounting to €12,484 million (€11,584 million at December 31, 2017) and undrawn long-term committed borrowing facilities of €5,214 million (€5,802 at December 31, 2017). Those facilities bore interest rates reflecting prevailing conditions on the marketplace.
Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2018	December 31, 2017
Ordinary bonds	20,257	19,219
Convertible bonds	399	410
Banks	3,445	4,021
Other financial institutions	111	114
	24,212	23,764

Fair value of financial debt was calculated by discounting the expected future cash flows at discount rates ranging from -
0.2
% to
2.9
% (-
0.2
% and
2.5
%
at December 31, 2017).

Because of the short-term maturity and conditions of remuneration of short-term debts, the fair value approximated the carrying amount.

Changes in borrowings are provided below:

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Total
Carrying amount at December 31, 2017	22,465	2,242	24,707
Cash flows	1,033	(713)	320
Currency translation differences	126	188	314
Changes in the scope of consolidation		494	494
Other non-monetary changes	59	(29)	30
Carrying amount at December 31, 2018	23,683	2,182	25,865

Transactions with related parties are described in note 36 — Transactions with related parties